CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 185,360	$ 164,957
Cost of revenue
Cost of revenue	57,877	54,575
Selling, general, and administrative	98,826	171,104
Income (loss) from operations	28,657	(60,722)
Other income (expense) net :
Interest expense, net	(6,363)	(4,047)
Gain (loss) from change in fair value of warrant liability	(13,411)	5,127
Gain (loss) from change in fair value of earnout liability	(8,990)	61,770
Loss from extinguishment of debt		(445)
Other income (expense)	(16)	29
Total other income (expense), net	(28,780)	62,434
Income (loss) before provision for income taxes	(123)	1,712
Income tax expense	2,682	388
Net income (loss)	(2,805)	1,324
Less: Net income (loss) attributable to noncontrolling interest	(6,121)	2,293
Net income (loss) attributable to biote Corp. stockholders	3,316	(969)
Other comprehensive income (loss):
Foreign currency translation adjustments	8	(1)
Other comprehensive income (loss)	8	(1)
Comprehensive income (loss)	$ (2,797)	$ 1,323
Net income (loss) per common share
Basic	$ 0.13	$ (0.12)
Diluted	$ 0.13	$ (0.12)
Weighted average common shares outstanding
Basic	25,709,343	8,059,371
Diluted	25,709,343	8,059,371
Product Revenue
Revenue
Total revenue	$ 182,573	$ 163,133
Cost of revenue
Cost of revenue	54,246	51,990
Service Revenue
Revenue
Total revenue	2,787	1,824
Cost of revenue
Cost of revenue	$ 3,631	$ 2,585